WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 121.7%
COMMUNICATION SERVICES - 15.2%
Diversified Telecommunication Services - 3.6%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	700,000		$543,985	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	650,000		488,114	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	240,000		89,568	(a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	360,000	EUR	156,349	(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000		343,730	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	360,000		264,547	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	200,000		140,255	(a)
Lumen Technologies Inc., Senior Notes	7.600%	9/15/39	2,100,000		768,390
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	430,000		348,211
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	200,000		171,989
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	200,000		177,948
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	235,000		230,600	(a)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000		2,186,766
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,500,000		1,198,349

Total Diversified Telecommunication Services					7,108,801

Entertainment - 0.3%
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000		539,706

Interactive Media & Services - 0.3%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	860,000		708,726	(a)

Media - 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,770,000		1,362,060	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000		707,642
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,660,000		2,484,505
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,960,000		1,771,103	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	370,000		338,289
DISH DBS Corp., Senior Notes	7.375%	7/1/28	760,000		428,416
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,500,000		755,633
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000		1,813,489
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	230,000		204,913	(a)

Total Media					9,866,050

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 6.0%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		$687,078
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	910,000		900,886	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	1,250,000		648,596	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	2,560,000		1,288,692	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	410,000		207,578	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,000,000		796,630	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000		108,520
Sprint LLC, Senior Notes	7.875%	9/15/23	3,410,000		3,415,899
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,860,000		2,516,613
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	800,000	GBP	816,250	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	400,000		338,008	(a)

Total Wireless Telecommunication Services					11,724,750

TOTAL COMMUNICATION SERVICES					29,948,033

CONSUMER DISCRETIONARY - 17.9%
Automobile Components - 3.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000		816,942	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,521,000		1,482,009
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	650,000		555,123
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,140,000		2,114,598	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	400,000		406,615	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	430,000		443,322	(a)

Total Automobile Components					5,818,609

Automobiles - 2.3%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	750,000		777,087
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,700,000		1,406,779
General Motors Co., Senior Notes	6.125%	10/1/25	220,000		222,471
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		746,498
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	1,520,000		1,296,598	(a)

Total Automobiles					4,449,433

Broadline Retail - 0.5%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,000,000		945,187	(a)

Distributors - 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	930,000		970,412	(a)

See Notes to Schedule of Investments.

2	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 2.1%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	210,000	EUR	$204,796	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,830,000	EUR	1,784,655	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	470,000		407,589	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,400,000		1,184,554	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	750,000		533,190	(a)

Total Diversified Consumer Services					4,114,784

Hotels, Restaurants & Leisure - 9.1%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	400,000		397,900	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	460,000		454,211	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	40,000		43,684	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000	EUR	843,521
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	100,000		84,454	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	690,000		694,071	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	4,630,000		4,155,618
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.630%	7/16/35	1,768,000	GBP	1,690,045	(b)(c)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	25,950	GBP	33,060	(b)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,122,000		1,078,544	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	500,000		473,579	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	490,000		469,692	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	960,000		874,464	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,030,000		980,276	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	610,000		575,484	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	210,000	GBP	253,782	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	430,000	GBP	417,329	(b)
Sands China Ltd., Senior Notes	3.350%	3/8/29	2,380,000		2,050,362
Sands China Ltd., Senior Notes	4.875%	6/18/30	390,000		355,658
Sands China Ltd., Senior Notes	3.750%	8/8/31	500,000		419,805
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	400,000	GBP	417,073	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	230,000		216,740	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	520,000		462,200	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	590,000		501,223	(a)

Total Hotels, Restaurants & Leisure					17,942,775

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		$728,912

Specialty Retail - 0.0%††
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	120,000		85,649	(a)

TOTAL CONSUMER DISCRETIONARY					35,055,761

CONSUMER STAPLES - 4.2%
Beverages - 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	2,630,000		2,552,208
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		59,784

Total Beverages					2,611,992

Food Products - 2.4%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	660,000	GBP	729,812	(b)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	500,000		471,611	(a)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Notes	3.750%	12/1/31	1,000,000		851,260	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000		170,453
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000		378,689
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	550,000		546,036
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,520,000		1,504,805	(a)

Total Food Products					4,652,666

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.450%	2/4/32	550,000		433,347
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		484,087

Total Tobacco					917,434

TOTAL CONSUMER STAPLES					8,182,092

ENERGY - 17.5%
Energy Equipment & Services - 0.3%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	430,000		442,750	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	100,000		89,888	(a)

Total Energy Equipment & Services					532,638

Oil, Gas & Consumable Fuels - 17.2%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	750,000		668,077
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,060,000		1,039,889
Continental Resources Inc., Senior Notes	4.375%	1/15/28	640,000		606,361
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,120,000		1,021,588
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,250,000		996,501

See Notes to Schedule of Investments.

4	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000	$2,162,571	(d)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,760,000	1,223,234
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	1,210,000	963,463	(c)(e)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	410,000	375,050	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	420,000	433,490	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,300,000	1,219,865
EQT Corp., Senior Notes	5.000%	1/15/29	2,720,000	2,574,570
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	2,130,000	1,689,623	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	847,936	(a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,060,000	783,589
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	153,888
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,230,000	1,706,353	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	486,797
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	540,000	322,367
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	284,861
Range Resources Corp., Senior Notes	8.250%	1/15/29	480,000	499,884
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	305,444	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	138,000	137,768
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	1,922,727
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	440,000	432,816	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	432,359
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,048,935
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,500,000	1,452,000	(a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	390,000	396,096	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	3,655,000	3,325,132
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	214,557

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	2,770,000	$2,352,159
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000	534,004
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	373,880
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	441,269
YPF SA, Senior Notes	8.500%	7/28/25	120,000	112,806	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000	340,478	(a)

Total Oil, Gas & Consumable Fuels				33,882,387

TOTAL ENERGY				34,415,025

FINANCIALS - 34.1%
Banks - 23.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	1,810,000	1,452,525	(a)(c)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	3,910,000	3,651,158	(c)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	500,000	483,201
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,390,000	1,372,180	(c)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	3,000,000	2,923,055
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	630,449	(c)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	540,000	470,205	(a)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	2,100,000	2,040,707	(c)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,000,000	1,883,970
Comerica Bank, Senior Notes	2.500%	7/23/24	720,000	687,425
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000	563,632	(a)(c)(e)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	2,000,000	1,804,831	(a)(c)

See Notes to Schedule of Investments.

6	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	2,820,000		$2,624,530	(c)(e)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	2,870,000		2,594,492	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000		2,130,478	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,940,000		1,873,995	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,360,000		1,819,098	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. Term SOFR + 3.592%)	6.100%	10/1/24	750,000		746,415	(c)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (8.934% to 8/1/23 then 3 mo. Term SOFR + 3.562%)	8.934%	11/1/23	4,890,000		4,913,961	(c)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	500,000		473,875	(c)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,150,000		1,079,275	(c)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,700,000		2,604,407
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	1,000,000		998,978
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	750,000		633,683
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	1,250,000		1,251,286	(c)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	394,000		392,160	(a)
UniCredit SpA, Subordinated Notes (2.000% to 9/23/24 then EUR 5 year Swap Rate + 2.400%)	2.000%	9/23/29	600,000	EUR	630,683	(b)(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,420,000		1,378,970	(a)(c)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Junior Subordinated Notes	5.900%	6/15/24	1,830,000	$1,815,726	(c)(e)
Wells Fargo & Co., Junior Subordinated Notes	5.875%	6/15/25	110,000	107,800	(c)(e)

Total Banks				46,033,150

Capital Markets - 4.6%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000	1,568,977	(c)(e)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	1,300,000	1,378,643
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	2,450,000	147,000	*(a)(c)(e)(f)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	510,000	30,600	*(a)(c)(e)(f)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	940,000	56,400	*(a)(c)(e)(f)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,500,000	2,265,062	(c)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	860,000	801,584	(b)(c)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,040,000	1,020,604	(a)(c)(e)
UBS Group AG, Senior Notes	4.875%	5/15/45	470,000	423,449
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	1,290,000	1,347,473	(a)(c)

Total Capital Markets				9,039,792

Financial Services - 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	2,801,540
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000	1,186,350
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,599,560	4,340,628	(a)(g)

See Notes to Schedule of Investments.

8	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - (continued)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	660,000	$655,148	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.625%	6/3/26	300,000	271,011	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	400,000	358,000	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000	595,183	(a)

Total Financial Services				10,207,860

Insurance - 0.8%
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000	1,303,554	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000	314,558	(a)

Total Insurance				1,618,112

TOTAL FINANCIALS				66,898,914

HEALTH CARE - 6.7%
Health Care Providers & Services - 4.0%
Centene Corp., Senior Notes	3.375%	2/15/30	3,360,000	2,894,496
CVS Health Corp., Senior Notes	3.750%	4/1/30	2,000,000	1,829,411
HCA Inc., Senior Notes	3.500%	9/1/30	750,000	659,669
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000	972,408
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	580,000	500,987	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000	471,670
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	440,000	419,536

Total Health Care Providers & Services				7,748,177

Pharmaceuticals - 2.7%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	150,000	67,035	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	500,000	367,972	*(a)(f)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,380,000	1,375,116
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,690,000	1,530,474
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,230,000	2,045,289

Total Pharmaceuticals				5,385,886

TOTAL HEALTH CARE				13,134,063

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 15.6%
Aerospace & Defense - 4.4%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	1,250,000		$1,122,922	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000		857,870	(a)
Boeing Co., Senior Notes	3.625%	2/1/31	7,450,000		6,749,638

Total Aerospace & Defense					8,730,430

Building Products - 2.0%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,317,657	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,575,000		1,509,817	(a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	1,200,000		1,043,016	(a)

Total Building Products					3,870,490

Commercial Services & Supplies - 0.4%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	460,000		463,899
CoreCivic Inc., Senior Notes	4.750%	10/15/27	430,000		379,385

Total Commercial Services & Supplies					843,284

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	8.882%	9/15/23	161,000		161,700	(c)(e)

Machinery - 1.0%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	2,000,000	EUR	1,750,789	(b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	200,000		192,882

Total Machinery					1,943,671

Passenger Airlines - 6.9%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	2,410,000		2,294,805	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	560,000		556,478	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	394,167		388,643	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,050,000		1,017,564	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	500,000		480,784
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	410,000		426,000
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000		2,548,852	(a)(d)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	450,000		435,902	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	290,000		274,006	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,184,000		1,185,000	(a)

See Notes to Schedule of Investments.

10	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,889,999	$1,908,181	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	330,000	333,183	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	780,000	775,207
United Airlines Pass-Through Trust	4.875%	1/15/26	982,680	949,317

Total Passenger Airlines				13,573,922

Trading Companies & Distributors - 0.8%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	610,000	481,986	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000	827,054	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	147,000	144,666
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000	133,700

Total Trading Companies & Distributors				1,587,406

TOTAL INDUSTRIALS				30,710,903

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	7.125%	7/1/28	20,000	13,222	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	40,000	30,865	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	220,000	146,997	(a)

Total Communications Equipment				191,084

Technology Hardware, Storage & Peripherals - 1.7%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000	2,292,163
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	520,000	501,539
Western Digital Corp., Senior Notes	4.750%	2/15/26	670,000	640,265

Total Technology Hardware, Storage & Peripherals				3,433,967

TOTAL INFORMATION TECHNOLOGY				3,625,051

MATERIALS - 6.1%
Chemicals - 2.5%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	820,000	753,501	(a)
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	3,100,000	3,095,212
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,070,000	1,071,203	(a)

Total Chemicals				4,919,916

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 2.7%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	750,000		$774,994
Arsenal AIC Parent LLC, Senior Secured Notes	8.000%	10/1/30	150,000		153,188	(a)(h)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	580,000		594,500	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000		116,825
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000		55,937
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000		1,763,040
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	600,000		583,245
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000		362,473
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000		801,349

Total Metals & Mining					5,205,551

Paper & Forest Products - 0.9%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000		400,753	(a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,600,000		1,373,388

Total Paper & Forest Products					1,774,141

TOTAL MATERIALS					11,899,608

REAL ESTATE - 1.1%
Health Care REITs - 0.0%††
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	120,000		87,588

Hotel & Resort REITs - 0.4%
Service Properties Trust, Senior Notes	5.500%	12/15/27	500,000		439,360
Service Properties Trust, Senior Notes	4.375%	2/15/30	400,000		297,975

Total Hotel & Resort REITs					737,335

Real Estate Management & Development - 0.7%
China Aoyuan Group Ltd., Senior Secured Notes	—	2/19/23	300,000		16,225	*(b)(i)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	500,000		25,000	*(b)(f)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	750,000		268,527	(b)
Heimstaden AB, Senior Notes	4.250%	3/9/26	400,000	EUR	236,716	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	1,100,000	EUR	818,732	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000		10,474	*(b)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	350,000		14,720	*(b)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	750,000		29,549	*(b)(f)

Total Real Estate Management & Development					1,419,943

TOTAL REAL ESTATE					2,244,866

See Notes to Schedule of Investments.

12	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 1.5%
Electric Utilities - 0.8%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,330,000	$1,490,797

Gas Utilities - 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000	843,346

Independent Power and Renewable Electricity Producers - 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	650,000	597,188	(a)

TOTAL UTILITIES				2,931,331

TOTAL CORPORATE BONDS & NOTES (Cost - $240,335,793)				239,045,647

SOVEREIGN BONDS - 13.3%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,400,000	1,243,075	(a)

Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	52,555	16,429
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	500,004	422,503	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	680,000	530,400	(a)

Total Argentina				969,332

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,500,000	1,152,021

Dominican Republic - 0.3%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	610,000	530,593	(a)

Indonesia - 1.8%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	600,000	579,276	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,110,000	2,938,852

Total Indonesia				3,518,128

Jordan - 0.1%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000	258,437	(a)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 3.8%
Mexican Bonos, Bonds	7.750%	5/29/31	101,520,000	MXN	$5,695,366
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	600,000		569,563
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,530,000		1,275,774

Total Mexico					7,540,703

Panama - 1.7%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	4,060,000		3,238,881

Peru - 1.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,460,000		2,094,907

Poland - 1.1%
Republic of Poland Government Bond	1.250%	10/25/30	11,800,000	PLN	2,252,683

Romania - 0.7%
Romanian Government International Bond, Senior Notes	3.875%	10/29/35	1,500,000	EUR	1,352,758	(b)

Russia - 1.0%
Russian Federal Bond - OFZ	7.750%	9/16/26	103,070,000	RUB	560,004	*(f)
Russian Federal Bond - OFZ	7.050%	1/19/28	105,660,000	RUB	574,077	*(f)
Russian Federal Bond - OFZ	6.900%	5/23/29	158,539,000	RUB	861,381	*(f)

Total Russia					1,995,462

TOTAL SOVEREIGN BONDS (Cost - $27,139,312)					26,146,980

SENIOR LOANS - 3.8%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.5%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.819%	4/13/28	1,250,000		944,269	(c)(j)(k)

Hotels, Restaurants & Leisure - 0.5%
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	8.302%	4/13/29	994,975		994,895	(c)(j)(k)

TOTAL CONSUMER DISCRETIONARY					1,939,164

FINANCIALS - 1.1%
Financial Services - 1.1%
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.717%	2/2/28	2,238,550		2,229,383	(c)(j)(k)

See Notes to Schedule of Investments.

14	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.2%
Passenger Airlines - 1.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.076%	10/20/27	892,500	$929,164	(c)(j)(k)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	10.764%	6/21/27	1,400,000	1,462,125	(c)(j)(k)

TOTAL INDUSTRIALS				2,391,289

MATERIALS - 0.5%
Paper & Forest Products - 0.5%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	7.169%	9/7/27	994,885	995,312	(c)(j)(k)

TOTAL SENIOR LOANS (Cost - $7,448,529)				7,555,148

CONVERTIBLE BONDS & NOTES - 1.7%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp., Senior Notes	2.375%	3/15/24	260,000	239,525
DISH Network Corp., Senior Notes	0.000%	12/15/25	2,610,000	1,603,666
DISH Network Corp., Senior Notes	3.375%	8/15/26	560,000	313,320

TOTAL COMMUNICATION SERVICES				2,156,511

INDUSTRIALS - 0.6%
Passenger Airlines - 0.6%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,270,000	1,124,188

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,700,230)				3,280,699

			SHARES
PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Capital Markets - 0.5%
State Street Corp., Non Voting Shares (5.900% to 3/15/24 then 9.008%) (Cost - $937,278)	5.900%		37,454	938,972	(c)

		MATURITY DATE	FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
U.S. Government Obligations - 0.4%
U.S. Treasury Notes (Cost - $694,955)	2.750%	11/15/23	700,000	694,760

COLLATERALIZED MORTGAGE OBLIGATIONS (l) - 0.0%††
JPMorgan Mortgage Trust, 2005-A5 1A2 (Cost - $31,721)	4.239%	8/25/35	33,307	33,839	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $280,287,818)				277,696,045

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 1.0%
U.S. TREASURY BILLS - 0.5%
U.S. Treasury Bills (Cost - $1,000,000)	0.000%	8/1/23	1,000,000	$1,000,000	(m)

			SHARES
MONEY MARKET FUNDS - 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $985,051)	5.269%		985,051	985,051	(n)(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,985,051)				1,985,051

TOTAL INVESTMENTS - 142.4% (Cost - $282,272,869)				279,681,096
Liabilities in Excess of Other Assets - (42.4)%				(83,279,988)

TOTAL NET ASSETS - 100.0%				$196,401,108

See Notes to Schedule of Investments.

16	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on this security is currently in default as of July 31, 2023.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	The maturity principal is currently in default as of July 31, 2023.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Rate shown represents yield-to-maturity.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $985,051 and the cost was $985,051 (Note 2).

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
USD	— United States Dollar

At July 31, 2023, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	5.750%	7/28/2023	8/28/2023		$2,524,180	Corporate Bonds & Notes	$2,592,428
						Cash	104,797
Goldman Sachs Group Inc.	6.000%	7/28/2023	TBD	***	2,220,840	Corporate Bonds & Notes	2,191,872
						Cash	92,203

					$4,745,020		$4,981,300

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of July 31, 2023.

See Notes to Schedule of Investments.

18	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2023

At July 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,940,570	USD	2,218,796	BNP Paribas SA	10/20/23	$13,595
MXN	6,689,390	USD	384,908	Goldman Sachs Group Inc.	10/20/23	8,643
EUR	21,020,058	USD	23,209,086	Morgan Stanley & Co. Inc.	10/20/23	(6,011)
GBP	1,554,343	USD	1,996,542	Morgan Stanley & Co. Inc.	10/20/23	(1,340)

Net unrealized appreciation on open forward foreign currency contracts						$14,887

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

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Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$239,045,647	—	$239,045,647
Sovereign Bonds	—	26,146,980	—	26,146,980
Senior Loans	—	7,555,148	—	7,555,148
Convertible Bonds & Notes	—	3,280,699	—	3,280,699
Preferred Stocks	$938,972	—	—	938,972
U.S. Government & Agency Obligations	—	694,760	—	694,760
Collateralized Mortgage Obligations	—	33,839	—	33,839

Total Long-Term Investments	938,972	276,757,073	—	277,696,045

Short-Term Investments†:
U.S. Treasury Bills	—	1,000,000	—	1,000,000
Money Market Funds	985,051	—	—	985,051

Total Short-Term Investments	985,051	1,000,000	—	1,985,051

Total Investments	$1,924,023	$277,757,073	—	$279,681,096

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$22,238	—	$22,238

Total	$1,924,023	$277,779,311	—	$279,703,334

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$7,351	—	$7,351

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

22

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,201,652	$46,211,140	46,211,140	$47,427,741	47,427,741	—	$49,258	—	$985,051

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